Note 22 - Segment Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 2,275,362	$ 1,896,724
Total long-lived assets	722,065	552,837
UNITED STATES
Revenues	984,740	734,488
Total long-lived assets	281,588	178,908
CANADA
Revenues	288,537	253,529
Total long-lived assets	61,158	52,547
Euro Currency Countries [Member]
Revenues	261,821	261,626
Total long-lived assets	191,934	174,932
AUSTRALIA
Revenues	245,385	219,406
Total long-lived assets	50,843	43,808
UNITED KINGDOM
Revenues	166,685	137,216
Total long-lived assets	75,745	69,565
Other Geographic Locations [Member]
Revenues	328,194	290,459
Total long-lived assets	$ 60,797	$ 33,077